UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
County of Jefferson Alabama, RB,
Series A, 5.25%, 1/01/19	$515	$515,567
Arizona — 0.7%
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	1,090	1,131,474
California — 5.9%
California Health Facilities Financing
Authority, RB:
Stanford Hospital and Clinics,
Series A, 5.00%, 8/15/51	410	449,663
Sutter Health, Series B,
6.00%, 8/15/42	1,040	1,249,040
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West,
6.00%, 7/01/39	680	802,359
St. Joseph Health System,
5.75%, 7/01/39	385	444,698
California HFA, RB, Home Mortgage,
Series K, AMT, 5.50%, 2/01/42	480	496,853
California State Public Works Board, RB,
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	400	485,900
City of Los Angeles Department of
Airports, Refunding RB, Senior
Series A:
5.25%, 5/15/39	270	304,223
Los Angeles International
Airport, 5.00%, 5/15/40	2,045	2,295,410
San Marcos Unified School District, GO,
CAB, SAN, Election of 2010, Series B,
5.14%, 8/01/38 (a)	3,725	995,544
State of California, GO, Various Purpose,
6.50%, 4/01/33	2,000	2,498,120
		10,021,810
Colorado — 0.9%
Colorado Health Facilities Authority,
Refunding RB, Evangelical Lutheran
Good Samaritan Society Project,
5.00%, 12/01/42	315	333,809
North Range Metropolitan District No. 2,
GO, Limited Tax, 5.50%, 12/15/37	1,200	1,161,672
		1,495,481
Connecticut — 1.3%
State of Connecticut, GO, Refunding,
Series C:
5.00%, 6/01/23	1,095	1,381,649
5.00%, 6/01/24	700	875,112
		2,256,761

Municipal Bonds	Par (000)	Value
Delaware — 1.2%
County of Sussex Delaware, RB, NRG
Energy, Inc., Indian River Project,
6.00%, 10/01/40	$750	$851,648
Delaware State EDA, RB, Exempt
Facilities, Indian River Power, 5.38%,
10/01/45	1,165	1,261,089
		2,112,737
District of Columbia — 6.5%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	550	573,661
7.50%, 1/01/39	500	521,070
District of Columbia, Tax Allocation
Bonds, City Market at O Street Project,
5.13%, 6/01/41	750	807,945
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed:
6.25%, 5/15/24	4,380	4,467,513
6.50%, 5/15/33	3,000	3,273,630
Metropolitan Washington Airports
Authority, Refunding RB, First Senior
Lien, Series A:
5.00%, 10/01/39	170	186,709
5.25%, 10/01/44	1,000	1,107,360
		10,937,888
Florida — 2.7%
Citizens Property Insurance Corp., RB,
Senior Secured, Series A-1, 5.00%,
6/01/21	590	680,648
Mid-Bay Bridge Authority, RB, Series A,
7.25%, 10/01/40	745	940,346
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	1,375	1,258,276
Tolomato Community Development
District, Special Assessment Bonds,
6.65%, 5/01/40 (b)(c)	1,750	788,112
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	1,845	964,714
		4,632,096
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	200	220,146
Illinois — 7.2%
Chicago Board of Education Illinois, GO,
Series A, 5.50%, 12/01/39	720	839,390
Chicago Transit Authority, RB, Sales Tax
Receipts Revenue, 5.25%, 12/01/40	360	410,699
City of Chicago Illinois, GO, Project,
Series A, 5.00%, 1/01/34	1,570	1,757,489

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB,
Sales Tax Revenue, Series A, 5.25%,
1/01/38	$280	$321,434
City of Chicago Illinois O'Hare
International Airport, RB, General
Third Lien, Series A, 5.75%, 1/01/39	2,500	2,946,850
Illinois Finance Authority, RB, Advocate
Health Care, Series C, 5.38%,
4/01/44	1,845	2,032,876
Illinois Finance Authority, Refunding RB:
5.00%, 11/15/37	335	373,133
5.00%, 11/15/42	610	675,361
Central DuPage Health,
Series B, 5.50%, 11/01/39	550	619,119
Metropolitan Pier & Exposition Authority,
Refunding RB, McCormick Place
Expansion Project:
Series B, 5.00%, 6/15/50	1,095	1,184,790
Series B-2, 5.00%, 6/15/50	600	648,990
Railsplitter Tobacco Settlement
Authority, RB, 5.50%, 6/01/23	180	210,046
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	215	244,262
		12,264,439
Indiana — 1.5%
Indiana Finance Authority, RB:
Sisters of St. Francis Health,
5.25%, 11/01/39	290	318,724
Wastewater Utility (CWA
Authority Project), First Lien,
Series A, 5.25%, 10/01/38	540	624,996
Indiana Finance Authority, Refunding
RB:
Ascension Health Senior
Credit, Series B-5, 5.00%,
11/15/36	500	530,420
Parkview Health System,
Series A, 5.75%, 5/01/31	600	691,008
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	350	408,198
		2,573,346
Iowa — 0.7%
Iowa Student Loan Liquidity Corp.,
Refunding RB, Series A-1, AMT,
5.15%, 12/01/22	975	1,100,102
Kentucky — 0.5%
Kentucky Economic Development
Finance Authority, RB, Series A,
6.38%, 6/01/40	350	411,842

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series B, 6.38%, 3/01/40	$370	$435,375
		847,217
Louisiana — 2.1%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB:
Series A-1, 6.50%, 11/01/35	1,135	1,314,829
Westlake Chemical Corp.
Projects, 6.75%, 11/01/32	2,000	2,247,900
		3,562,729
Maine — 0.9%
Maine Health & Higher Educational
Facilities Authority, RB, Maine General
Medical Center, 6.75%, 7/01/41	970	1,131,127
Maine State Turnpike Authority, RB,
5.00%, 7/01/42	310	356,518
		1,487,645
Maryland — 2.2%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	970	1,057,591
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,000	1,082,470
Maryland Health & Higher Educational
Facilities Authority, RB, 5.00%,
11/15/51	1,445	1,605,857
		3,745,918
Massachusetts — 0.8%
Massachusetts Development Finance
Agency, RB, Wellesley College,
Series J, 5.00%, 7/01/42	630	736,193
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	615	670,430
		1,406,623
Michigan — 2.4%
City of Detroit Michigan Sewage
Disposal System, RB, Senior Lien,
Series B (AGM), 7.50%, 7/01/33	560	703,976
City of Detroit Michigan Water Supply
System, RB, Senior Lien, Series A,
5.25%, 7/01/41	1,500	1,573,950
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,400	1,805,874
		4,083,800

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 1.5%
Tobacco Securitization Authority
Minnesota, Refunding RB, Series B:
5.25%, 3/01/25	$1,540	$1,786,877
5.25%, 3/01/31	650	731,205
		2,518,082
Nebraska — 0.5%
Central Plains Energy Project Nebraska,
RB, Gas Project No. 3:
5.25%, 9/01/37	285	302,422
5.00%, 9/01/42	500	514,345
		816,767
New Jersey — 1.4%
New Jersey EDA, RB, Continental Airlines
Inc. Project, AMT, 6.40%, 9/15/23	1,000	1,004,100
New Jersey EDA, Refunding RB,
Cigarette Tax Revenue, 5.00%,
6/15/24	335	379,558
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series B, 5.25%, 6/15/36	845	973,618
		2,357,276
New York — 5.7%
Metropolitan Transportation Authority,
RB, Series E, 5.00%, 11/15/42	190	213,562
Metropolitan Transportation Authority,
Refunding RB, Transportation, Series
D, 5.25%, 11/15/40	410	463,419
New York City Industrial Development
Agency, RB, AMT:
American Airlines, JFK
International Airport, 7.63%,
8/01/25 (b)(c)(d)	4,000	4,217,080
British Airways Place Project,
7.63%, 12/01/32	1,000	1,027,790
New York City Transitional Finance
Authority, RB, Sub-Series E, 5.00%,
2/01/42	850	981,265
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	420	479,073
New York State Dormitory Authority, RB,
New York University, Series A, 5.25%,
7/01/48	1,000	1,119,690
New York State Thruway Authority, RB,
Series I, 5.00%, 1/01/42	615	693,179
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
6.00%, 12/01/42	430	486,988
		9,682,046

Municipal Bonds	Par (000)	Value
North Carolina — 0.3%
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	$480	$530,155
Ohio — 0.6%
State of Ohio, RB, Ford Motor Co.
Project, AMT, 5.75%, 4/01/35	1,000	1,033,550
Oregon — 0.1%
City of Tigard Washington County
Oregon, Refunding RB, Water System,
5.00%, 8/01/37	90	104,439
Pennsylvania — 0.5%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	1,115	910,509
Puerto Rico — 2.6%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	1,705	2,035,310
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB (a):
First Sub-Series C, 5.71%,
8/01/38	1,490	342,983
Series C, 5.41%, 8/01/39	8,540	2,010,145
		4,388,438
Tennessee — 0.1%
Rutherford County Health & Educational
Facilities Board, RB, Ascension
Health, Series C, 5.00%, 11/15/47	75	84,486
Texas — 6.4%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	1,500	169,035
Central Texas Regional Mobility
Authority, Refunding RB, Senior Lien,
6.25%, 1/01/46	730	846,369
City of Austin Texas, Refunding RB,
Water & Wastewater System
Revenue, 5.00%, 11/15/37	220	256,784
City of Dallas Texas, Refunding RB,
Waterworks & Sewer System, 5.00%,
10/01/35	525	605,462
City of Houston Texas, Refunding RB,
Senior Lien, Series A, 5.50%,
7/01/39	250	280,763
HFDC of Central Texas Inc., RB, Village
at Gleannloch Farms, Series A, 5.50%,
2/15/27	1,150	1,043,855
Houston Higher Education Finance
Corp., RB, Cosmos Foundation, Inc.,
Series A, 6.88%, 5/15/41	200	246,752

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	$700	$813,071
North Texas Tollway Authority,
Refunding RB, Toll, Second Tier,
Series F, 6.13%, 1/01/31	2,290	2,532,442
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	1,390	1,642,313
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	1,000	1,220,800
University of Texas System, Refunding
RB, Financing System, Series B,
5.00%, 8/15/43	1,070	1,257,346
		10,914,992
Virginia — 2.8%
Peninsula Ports Authority, Refunding RB,
Virginia Baptist Homes, Series C,
5.38%, 12/01/26	1,600	1,239,680
Virginia HDA, RB, Rental Housing,
Series F, 5.00%, 4/01/45	1,000	1,068,150
Virginia Small Business Financing
Authority, RB, Elizabeth River
Crossings Project, AMT:
5.25%, 1/01/32	275	297,517
6.00%, 1/01/37	1,500	1,713,165
5.50%, 1/01/42	400	440,784
		4,759,296
Washington — 0.5%
Washington Health Care Facilities
Authority, RB, Swedish Health
Services, Series A, 6.75%, 5/15/21	660	920,542
Wisconsin — 1.8%
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Credit Group, Series A, 5.00%,
11/15/31	2,835	3,047,285
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB,
Series A, 5.00%, 1/01/42	100	108,252
Total Municipal Bonds – 62.8%		106,571,894

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (e)
Arizona — 0.5%
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	$820	$911,300
California — 12.7%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	1,090	1,261,869
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/39	840	983,262
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	553	649,010
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	3,225	3,626,674
University of California, RB, Series B
(NPFGC), 4.75%, 5/15/13 (f)	14,500	15,038,240
		21,559,055
Colorado — 3.0%
Colorado Health Facilities Authority,
Refunding RB, Series A:
Catholic Health, 5.50%,
7/01/34	740	845,624
Sisters of Leavenworth,
5.00%, 1/01/40	3,930	4,282,560
		5,128,184
Florida — 1.3%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	1,950	2,194,142
Illinois — 7.0%
City of Chicago Illinois, RB, O'Hare
International, Third Lien, Series A
(NPFGC), 5.00%, 1/01/33	4,995	5,322,023
City of Chicago Illinois Waterworks,
Refunding RB, 5.00%, 11/01/42	3,299	3,755,016
Illinois Finance Authority, RB, Carle
Foundation, Series A (AGM), 6.00%,
8/15/41	2,340	2,709,346
		11,786,385
Indiana — 7.6%
Carmel Redevelopment Authority, RB,
Performing Arts Center:
4.75%, 2/01/33	5,365	5,671,073
5.00%, 2/01/33	6,580	7,246,423
		12,917,496
Massachusetts — 4.1%
Massachusetts HFA, Refunding HRB,
Series D, AMT, 5.45%, 6/01/37	5,090	5,201,562

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (e)
Massachusetts (concluded)
Massachusetts School Building
Authority, RB, Senior, Series B, 5.00%,
10/15/41	$1,560	$1,802,486
		7,004,048
Michigan — 0.6%
Detroit Water and Sewerage
Department, Refunding RB, Senior
Lien, Series A:
5.00%, 7/01/32	550	578,527
5.25%, 7/01/39	475	500,680
		1,079,207
Nebraska — 3.1%
Omaha Public Power District, RB,
System, Sub-Series B (NPFGC),
4.75%, 2/01/36	5,000	5,271,650
New Hampshire — 0.5%
New Hampshire Health & Education
Facilities Authority, RB, Dartmouth
College, 5.25%, 6/01/39	660	787,255
New York — 23.9%
Hudson New York Yards Infrastructure
Corp., Senior RB, Series A, 5.75%,
2/15/47	1,510	1,769,675
New York City Municipal Water Finance
Authority, Refunding RB:
Series D, 5.00%, 6/15/39	7,500	8,297,700
Water & Sewer System, Second
General Resolution, Series HH,
5.00%, 6/15/31	2,835	3,333,653
Water & Sewer, Series FF-2,
5.50%, 6/15/40	495	582,948
New York Liberty Development Corp.,
RB, World Trade Center Port Authority
Construction, 5.25%, 12/15/43	6,135	7,076,416
New York Liberty Development Corp.,
Refunding RB, World Trade Center
Project, 5.75%, 11/15/51	2,220	2,626,593
New York State Dormitory Authority,
ERB:
Series B, 5.75%, 3/15/36	11,250	13,597,537
Series F, 5.00%, 3/15/35	3,000	3,263,621
		40,548,143
North Carolina — 9.8%
University of North Carolina at Chapel
Hill, Refunding RB, General, Series A,
4.75%, 12/01/34	15,170	16,605,953
Ohio — 4.8%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,650	2,928,886

	Par (000)	Value
Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (e)
Ohio (concluded)
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	$4,634	$5,202,305
		8,131,191
South Carolina — 1.7%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	2,659	2,857,912
Texas — 8.2%
County of Harris Texas, RB, Senior Lien,
Toll Road, Series A, 5.00%, 8/15/38	2,130	2,398,487
Harris County Texas Metropolitan
Transit Authority, Refunding RB,
Series A, 5.00%, 11/01/41	1,170	1,339,428
New Caney ISD, GO, School Building
(PSF-GTD), 5.00%, 2/15/35	9,150	10,186,054
		13,923,969
Utah — 0.6%
City of Riverton Utah Hospital, RB, IHC
Health Services Inc., 5.00%, 8/15/41	960	1,048,880
Virginia — 0.7%
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,000	1,104,206
Wisconsin — 1.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health, Inc.,
5.25%, 4/01/39	1,990	2,207,375
Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts – 91.4%		155,066,351
Total Long-Term Investments
(Cost – $244,154,357) – 154.2%		261,638,245

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.01% (g)(h)	893,392	893,392
Total Short-Term Securities
(Cost – $893,392) – 0.5%		893,392

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Value
Total Investments (Cost - $245,047,749*) – 154.7%	$262,531,637
Other Assets Less Liabilities – 1.2%	2,055,223
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (55.9)%	(94,923,245)
Net Assets – 100.0%	$169,663,615
*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$176,002,705
Gross unrealized appreciation	$21,476,649
Gross unrealized depreciation	(5,045,646)
Net unrealized appreciation	$16,431,003

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional
Tax-Exempt
Fund	3,415,500	(2,522,108)	893,392	$104

(h)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SAN	State Aid Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$261,638,245	—	$261,638,245
Short-Term
Securities	$ 893,392	—	—	893,392
Total	$ 893,392	$261,638,245	—	$262,531,637

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, TOB Trust Certificates of $94,802,929 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2012	6

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: September 25, 2012